Leases (Details) - Schedule of future minimum lease payments	Dec. 31, 2022 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2023	$ 409,347
2024	142,847
2025	4,865
Total minimum payments	$ 557,059